Deferred acquisition costs	12 Months Ended
Dec. 31, 2017
Deferred acquisition costs
Deferred acquisition costs

Note 7. Deferred acquisition costs

The following table presents a rollforward of Deferred acquisition costs for the years ended December 31, 2017, 2016, and 2015:

	2017	2016	2015
	(Millions)
Deferred acquisition costs—balance, beginning of the year	$84.7	$74.6	$69.9
Acquisition costs deferred(1)	220.7	137.7	122.8
Amortization expense	(186.7)	(126.7)	(116.2)
Other, including foreign exchange	2.2	(0.9)	(1.9)
Deferred acquisition costs—balance, end of the year	$120.9	$84.7	$74.6

Includes $2.9 from Acquisition of IMG. (See Note 3).